Stockholders' Equity (Details) - $ / shares	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stockholders' Equity
New common shares required to be issued to creditors (in shares)	3.0
Term of the warrants	7 years
Warrants issued to previous equity stockholders represented as a percentage of outstanding new common shares	17.50%
Common stock, shares issued to creditors (in shares)	3,000,000
Common stock, shares authorized (in shares)	400,000,000	400,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Undesignated preferred stock, shares authorized (in shares)	10,000,000
Undesignated preferred stock, par value (in dollars per share)	$ 0.001
Undesignated preferred stock, shares issued (in shares)	0
Treasury stock (in shares)	198,082
Warrants previously issued and outstanding (in shares)	12,700,000
Number of common stock called by each warrant (in shares)	2.21	1
Number of common stock called by warrants (in shares)	28,200,000
Exercise price of warrants (in dollars per share)	$ 5.07